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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21189

Registrant Name:	PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2009

Date of Reporting Period:	December 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—72.3%
$790	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	$425,960
2,800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	2,763,432
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,060	5.25%, 10/1/35	A1/A	806,702
900	5.50%, 10/1/37	A1/A	703,584
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	Aa3/A-	908,370
6,220	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/32, Ser. A (FGIC)	A2/AA	5,294,899
100	Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (b)	Aaa/AAA	108,262
2,750	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,261,160
2,000	Nassau Cnty. Tobacco Settlement Corp. Rev., 6.60%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (b)	Aaa/AAA	2,080,560
	New York City, GO, Ser. I
2,695	5.00%, 3/1/33	Aa3/AA	2,334,086
235	5.375%, 3/1/27	Aa3/AAA	225,899
200	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 5.00%, 3/1/36 (MBIA)	Baa1/AA	137,710
5,000	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC) (g)	Aa3/AA	4,720,250
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Baa1/AA	907,480
	State Dormitory Auth. Rev.,
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Baa1/A	1,807,380
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	1,785,860
	Long Island Univ., Ser. A (Radian),
2,040	5.00%, 9/1/23	A3/BBB+	1,888,693
4,000	5.00%, 9/1/32	A3/BBB+	3,384,240
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Baa1/AA	2,572,620
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,496,993
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	A2/AA	938,530
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	A1/NR	1,212,150
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Baa1/A	3,212,959
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	1,897,200
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	439,847
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aa3/AAA	1,827,420
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34, (Pre-refunded @ $100, 1/1/13) (b)	NR/NR	1,465,000

	Total New York Municipal Bonds & Notes (cost—$57,424,821)		51,607,246

NEW YORK VARIABLE RATE NOTES (d)—12.0%
7,000	State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A1	Aaa/AAA	6,980,750
1,750	State Urban Dev. Corp. Rev., 8.307%, 3/15/35 (a)(c)	NR/AAA	1,550,010

	Total New York Variable Rate Notes (cost—$7,822,033)		8,530,760

OTHER MUNICIPAL BONDS & NOTES—7.3%
	California—5.8%
3,560	Golden State Tobacco Securitization Corp. Rev., 6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	NR/AAA	4,140,138

	District of Columbia—0.1%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	108,481

PIMCO New York Municipal Income Fund III Schedule of Investments
December 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Puerto Rico—0.7%
$580	Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	$346,382
5,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	A1/A+	176,050

			522,432

	South Carolina—0.6%
370	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	415,306

	Washington—0.1%
135	Tobacco Settlement Auth. of Washington Rev., 6.625%, 6/1/32	Baa3/BBB	99,978

	Total Other Municipal Bonds & Notes (cost—$4,888,574)		5,286,335

CORPORATE BONDS & NOTES—1.3%
900	CIT Group, Inc., 5.80%, 7/28/11 (f)	Baa1/BBB+	754,161
	International Lease Finance Corp., FRN,
100	2.373%, 5/24/10	Baa1/A-	79,709
100	5.153%, 1/15/10	Baa1/A-	75,444

	Total Corporate Bonds & Notes (cost—$813,611)		909,314

SHORT-TERM INVESTMENTS—7.1%
Corporate Bonds & Notes (f)—4.4%
	American General Finance Corp.,
300	4.403%, 10/2/09, FRN	Baa1/BBB	230,001
200	4.625%, 5/15/09	Baa1/BBB	171,535
	CIT Group, Inc.,
200	2.269%, 8/17/09, FRN	Baa1/BBB+	192,228
1,900	4.125%, 11/3/09	Baa1/BBB+	1,788,810
800	Goldman Sachs Group, Inc., 2.229%, 11/16/09, FRN	A1/A	766,272

	Total Corporate Bonds & Notes (cost—$3,091,218)		3,148,846

New York Variable Rate Demand Notes (d)(e)—2.7%
1,000	New York City, GO, 1.05%, 1/2/09, Ser. A-7	VMIG1/A-1+	1,000,000
900	New York City Municipal Water Finance Auth. Rev., 0.95%, 1/15/09, Ser. B-3	VMIG1/A-1+	900,000

	Total New York Variable Rate Demand Notes (cost—$1,900,000)		1,900,000

	Total Short-Term Investments (cost—$4,991,218)		5,048,846

	Total Investments (cost—$75,940,257)—100.0%		$71,382,501

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,550,010, representing 2.17% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as collateral for reverse repurchase agreements.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2008.

FSA—insured by Financial Security Assurance, Inc.

GNMA—insured by Government National Mortgage Association

GO—General Obligation Bond

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

Radian—insured by Radian Guaranty, Inc.

Other Investments:
(1)	Open reverse repurchase agreements at December 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	1.65%	12/24/08	1/29/09	$482,066	$482,000
	1.75%	12/23/08	1/26/09	1,856,541	1,856,000
	1.75%	12/23/08	1/29/09	800,117	800,000

					$3,138,000

Collateral for open reverse repurchase agreements at December 31, 2008 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

Barclays Bank	American General Finance Corp.	4.403%	10/2/09	$300,000	$230,001
	American General Finance Corp.	4.625%	5/15/09	200,000	171,535
	CIT Group, Inc.	2.269%	8/17/09	200,000	192,228
	CIT Group, Inc.	4.125%	11/3/09	1,900,000	1,788,810
	CIT Group, Inc.	5.80%	7/28/11	900,000	754,161
	Goldman Sachs Group, Inc.	2.229%	11/16/09	800,000	766,272

					$3,903,007

Fair Value Measurements—Effective October 1, 2008, the Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuation based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuation based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	71,382,501
Level 3 - Significant Unobservable Inputs	—

Total	$71,382,501

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO New York Municipal Income Fund III

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date: February 26, 2009

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: February 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date: February 26, 2009

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: February 26, 2009